Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

Note 7. Income taxes:

The significant components of the Company’s net deferred tax assets are as follows as of December 31:

	December 31,
	2022	2021
Deferred tax assets
Net operating loss carry-forward	$1,061,300	$572,355
Section 174 Qualified Research Expenditures	388,230	-
Stock compensation	330,633	-
ROU liability	91,333	-
Other	6,120	-
	1,877,616	572,355
Less: valuation allowance	(1,784,880)	(572,355)
	92,736	-
Deferred tax liabilities
ROU asset	(92,736)	-
Total net deferred tax asset	$-	$-

Beginning in 2022, in accordance with Internal Revenue Code Section 174, Qualified Research Expenditures are capitalized for tax purposes and amortized over a period of five years. Accordingly, for income tax purposes, the Company has recorded a deferred tax asset totaling approximately $0.4 million related to the timing difference between GAAP and Tax recognition of these expenditures.

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021

The components of the provision for income taxes consist of the following:

	2022	2021
Deferred tax:
Deferred	(1,212,525)	(555,017)
Change in valuation allowance	1,212,525	555,017
Total deferred	-	-
Total provision for income taxes	$-	$-

ASC Topic 740 requires that a deferred tax amount be reduced by a valuation allowance if, based on the weight of available evidence it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized. The valuation allowance should be sufficient to reduce the deferred tax asset to the amount that is more likely than not to be realized. The Company has recorded a full valuation allowance against its deferred tax assets generated by net operating loss carryforwards as it has determined that such amounts may not be recognizable, given the historical losses of the Company to date. As of December 31, 2022, the Company has a cumulative federal net operating loss carryforward of approximately $4.2 million. The net operating loss carryforwards have no expiry date.